Operating Lease Liabilities - Maturity Analysis of the Undiscounted Cash Flows of The Company's Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
One year	$ 1,314	$ 1,027
Between one and two years	1,138	1,279
Between two and three years	1,342	1,066
Between three and four years	92	1,274
Between four and five years	23	0
Total	3,909	4,646
Less: Discount adjustment	(155)	(232)
Total operating lease liabilities	3,754	4,414
Less: current portion	(1,180)	(914)
Total operating lease liabilities, non-current portion	$ 2,574	$ 3,500